Long-Term Debt - Additional Information (Detail) (USD $)	0 Months Ended			0 Months Ended		14 Months Ended	0 Months Ended						0 Months Ended	3 Months Ended		0 Months Ended						0 Months Ended		1 Months Ended							0 Months Ended
	Aug. 21, 2012	Mar. 31, 2014	Dec. 31, 2013	May 09, 2013 Second Amendment Agreement	May 09, 2013 Second Amendment Agreement Term Loans	Jul. 20, 2012 Sponsor's subordinated promissory notes	Apr. 06, 2012 Sponsor Credit Facility	Mar. 31, 2014 Sponsor Credit Facility	Dec. 31, 2013 Sponsor Credit Facility	Apr. 28, 2014 Sponsor Credit Facility Subsequent Event Hi-Crush Augusta LLC	Apr. 06, 2012 Sponsor Credit Facility Tranche A - term loan	Apr. 06, 2012 Sponsor Credit Facility Tranche B - term loan	Aug. 21, 2012 Hi Crush Partners Lp Credit Facility [Member]	Mar. 31, 2014 Hi Crush Partners Lp Credit Facility [Member]	Dec. 31, 2013 Hi Crush Partners Lp Credit Facility [Member]	Aug. 21, 2012 Hi Crush Partners Lp Credit Facility [Member] Minimum	Aug. 21, 2012 Hi Crush Partners Lp Credit Facility [Member] Maximum	Mar. 31, 2014 Hi Crush Partners Lp Credit Facility [Member] Hi-Crush Augusta LLC	Apr. 28, 2014 Hi Crush Partners Lp Credit Facility [Member] Subsequent Event Hi-Crush Augusta LLC	Mar. 31, 2014 Hi Crush Partners Lp Credit Facility [Member] Letter of Credit	Dec. 31, 2013 Hi Crush Partners Lp Credit Facility [Member] Letter of Credit	May 09, 2013 Hi Crush Partners Lp Credit Facility [Member] Second Amendment Agreement	Dec. 31, 2013 Hi Crush Partners Lp Credit Facility [Member] Second Amendment Agreement	Jul. 31, 2012 New Subordinated Promissory Notes	Dec. 31, 2013 Successor	Dec. 31, 2012 Successor	Mar. 31, 2014 Partnership credit facility	Dec. 31, 2013 Partnership credit facility	Dec. 31, 2013 Partnership credit facility Successor	Dec. 31, 2012 Partnership credit facility Successor	Apr. 06, 2012 Base Rate [Member] Sponsor Credit Facility Minimum	Apr. 06, 2012 Base Rate [Member] Sponsor Credit Facility Maximum	Aug. 21, 2012 Base Rate [Member] Hi Crush Partners Lp Credit Facility [Member] Minimum	Aug. 21, 2012 Base Rate [Member] Hi Crush Partners Lp Credit Facility [Member] Maximum	Apr. 06, 2012 London Interbank Offered Rate (LIBOR) [Member] Sponsor Credit Facility	Apr. 06, 2012 London Interbank Offered Rate (LIBOR) [Member] Sponsor Credit Facility Minimum	Apr. 06, 2012 London Interbank Offered Rate (LIBOR) [Member] Sponsor Credit Facility Maximum	Aug. 21, 2012 London Interbank Offered Rate (LIBOR) [Member] Hi Crush Partners Lp Credit Facility [Member]	Aug. 21, 2012 London Interbank Offered Rate (LIBOR) [Member] Hi Crush Partners Lp Credit Facility [Member] Minimum	Aug. 21, 2012 London Interbank Offered Rate (LIBOR) [Member] Hi Crush Partners Lp Credit Facility [Member] Maximum	Apr. 06, 2012 Federal Funds Rate [Member] Sponsor Credit Facility	Aug. 21, 2012 Federal Funds Rate [Member] Hi Crush Partners Lp Credit Facility [Member]
Line of Credit Facility [Line Items]
Initial principal amount						$ 52,167,000																		$ 14,981,000
Subordinated promissory notes cash interest						10.00%
Subordinated promissory notes PIK interest						12.00%
Date of payment of subordinated promissory note						Aug. 21, 2012																		Aug. 21, 2012
New subordinated promissory notes date																								2012
Four-years credit facility date							Apr. 06, 2012
Term of credit agreement							4 years						4 years
Drawing under revolving credit facility							62,500,000											124,750,000
Line of credit facility, maximum borrowing capacity							7,500,000			150,000,000	25,000,000	30,000,000	100,000,000					200,000,000	200,000,000				200,000,000
Sub-limits for letters of credit							5,000,000
Swing line borrowings							2,500,000
Interest rate basis points of credit facility																															225.00%	325.00%	150.00%	250.00%	100.00%	325.00%	425.00%	100.00%	250.00%	350.00%	50.00%	0.50%
Tranche B term loan commitment fee							0.50%
Line of credit facility, increase in commitment amount																						100,000,000
Commitment fee on unused portion Credit Facility																0.375%	0.50%
Increased interest rate in the event of default													2.00%
Minimum effective leverage ratio													3.00	3.00
Max effective leverage ratio													3.50	3.50
Minimum interest coverage ratio	2.50													2.50
Line of credit facility, current borrowing capacity				50,000,000
Line of credit facility, expiration date				Aug. 21, 2016
Line of credit facility, outstanding amount for four consecutive quarters				125,000,000
Debt service coverage ratio					1.50
Indebtedness amount		124,750,000	138,250,000																						138,250,000	0	124,750,000	138,250,000	138,250,000	0
Line of credit facility, remaining borrowing capacity														73,743,000	60,250,000
Interest rate under Revolving credit facility								3.15%	3.17%
Letters of Credit Outstanding, Amount																				$ 1,507,000	$ 1,500,000